Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 61,903	$ 35,287	$ 4,380